DWS PERSONAL PENSION VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA HH

Supplement Dated May 29, 2020

to the

Prospectus dated May 1, 2012

On February 27, 2020 (the "Liquidation Date") due to the liquidation of the underlying portfolios listed below (the "Portfolio"), the following subaccounts were liquidated:

SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
DWS Government & Agency Securities VIP	DWS Government & Agency Securities VIP	DWS Investment Management
Americas, Inc.
DWS Multisector Income VIP	DWS Multisector Income VIP	DWS Investment Management
Americas, Inc.

Shares of the Portfolios held for you in the Subaccounts were exchanged for shares of the DWS Government Money Market VIP (the "Money Market Portfolio"), of equal value on the Liquidation Date, and held in the DWS Government Money Market VIP subaccount (the "Money Market Subaccount").

In response to the liquidation of the underlying portfolios, the Money Market Subaccount was added to the Static Allocation Models available in your policy. The allocation mix of the subaccounts for each of the Static Allocation Models after the Liquidation Date is:

Moderate Growth Allocation Model:

17%      DWS Capital Growth VIP – Class A

17%      DWS CROCI U.S.VIP – Class A

3%        DWS Small Mid Cap Value VIP – Class A

3%        DWS Small Mid Cap Growth VIP – Class A

10%      DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

15%      TA JPMorgan Core Bond – Initial Class

11%      TA Greystone International Growth – Initial Class

21%      DWS Government Money Market VIP – Class A

Moderate Allocation Model:

11%      DWS Capital Growth VIP – Class A

11%      DWS CROCI U.S VIP – Class A

2%        DWS Small Mid Cap Value VIP – Class A

2%        DWS Small Mid Cap Growth VIP – Class A

7%        DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

24%      TA JPMorgan Core Bond – Initial Class

6%        TA Greystone International Growth – Initial Class

34%      DWS Government Money Market VIP – Class A

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

DWS Personal Pension Variable Annuity dated May 1, 2012

Conservative Allocation Model:

7%        DWS Capital Growth VIP – Class A

7%        DWS CROCI U.S VIP – Class A

1%        DWS Small Mid Cap Value VIP – Class A

1%        DWS Small Mid Cap Growth VIP – Class A

4%        DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

31%      TA JPMorgan Core Bond – Initial Class

4%        TA Greystone International Growth – Initial Class

42%      DWS Government Money Market VIP – Class A

As a result of the liquidations, we are exercising our right to change the subaccount allocations for each of the Static Allocation Models. The Static Allocation Models will include a higher percentage allocation to the TA JPMorgan Core Bond – Initial Class subaccount and an allocation to the subaccount that invests in the following underlying portfolio:

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
Deutsche DWS Variable Series II – Class A
DWS High Income VIP	DWS High Income VIP	DWS Investment Management Americas Inc.
Investment Objective: High level of current income.

On the first monthly rebalance after June 15, 2020, the policy value in the Static Allocation Models will be reallocated to reflect the allocation percentages listed below.

Upon the first monthly rebalance, a portion of policy value in the Static Allocation Models will be invested in these subaccounts. We will send a portfolio prospectus for DWS High Income VIP – Class A to impacted policy owners at that time. In order to maintain the Static Allocation Model's specified allocation percentages, monthly rebalancing will occur.

Moderate Growth Allocation Model:

17%      DWS Capital Growth VIP – Class A

17%      DWS CROCI U.S.VIP – Class A

3%        DWS Small Mid Cap Value VIP – Class A

3%        DWS Small Mid Cap Growth VIP – Class A

10%      DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

30%      TA JPMorgan Core Bond – Initial Class

6%        DWS High Income VIP –Class A

11%      TA Greystone International Growth – Initial Class

0%        DWS Government Money Market VIP – Class A

Moderate Allocation Model:

11%      DWS Capital Growth VIP – Class A

11%      DWS CROCI U.S VIP – Class A

2%        DWS Small Mid Cap Value VIP – Class A

2%        DWS Small Mid Cap Growth VIP – Class A

7%        DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

52%      TA JPMorgan Core Bond – Initial Class

6%        DWS High Income VIP –Class A

6%        TA Greystone International Growth – Initial Class

0%        DWS Government Money Market VIP – Class A

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

DWS Personal Pension Variable Annuity dated May 1, 2012

Conservative Allocation Model:

7%        DWS Capital Growth VIP – Class A

7%        DWS CROCI U.S VIP – Class A

1%        DWS Small Mid Cap Value VIP – Class A

1%        DWS Small Mid Cap Growth VIP – Class A

4%        DWS Global Small Cap Growth VIP – Class A

3%        DWS Alternative Asset Allocation VIP – Class A

67%      TA JPMorgan Core Bond – Initial Class

6%        DWS High Income VIP –Class A

4%        TA Greystone International Growth – Initial Class

0%        DWS Government Money Market VIP – Class A

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

DWS Personal Pension Variable Annuity dated May 1, 2012